Debt	12 Months Ended
Dec. 31, 2011
Debt
Debt

NOTE 10—Debt

        Debt consisted of the following (in thousands):

	December 31, 2011	December 31, 2010	Weighted Average Stated Interest Rate At December 31, 2011	Estimated Final Maturity
2011 term loan A	$894,837	$—	3.44%	2016
2011 term loan B	1,333,163	—	4.00%	2018
2005 term loan	—	136,062
Revolving credit facility	10,000	—	3.28%	2016
Other(1)	87,715	32,411	Various	Various

Total debt	2,325,715	168,473
Less current debt	(56,695)	(13,903)

Total long-term debt	$2,269,020	$154,570

(1)
This balance includes capital lease obligations (see Note 14) and an equipment financing agreement.

        The Company's minimum debt repayment schedule, excluding interest, as of December 31, 2011 is as follows (in thousands):

	Payments Due
	2012	2013	2014	2015	2016	Thereafter
2011 term loan A	$19,837	$82,500	$112,500	$517,500	$162,500	$—
2011 term loan B	—	—	—	—	10,163	1,323,000
Revolving credit facility	—	—	—	—	10,000	—
Other debt	36,858	27,215	17,530	6,058	54	—

	$56,695	$109,715	$130,030	$523,558	$182,717	$1,323,000

        2011 Credit Agreement    On April 1, 2011, the Company entered into a $2.725 billion credit agreement (the "2011 Credit Agreement") to partially fund the acquisition of Western Coal and to pay off all outstanding loans under the 2005 Credit Agreement described below. The 2011 Credit Agreement consists of (1) a $950.0 million principal amortizing term loan A facility maturing in April 2016, at which time the remaining outstanding principal is due, (2) a $1.4 billion principal amortizing term loan B facility maturing in April 2018, at which time the remaining outstanding principal is due and (3) a $375.0 million multi-currency revolving credit facility ("Revolver") maturing in April 2016, at which time any remaining balance is due. The Revolver provides for operational needs and letters of credit. The Company's obligations under the 2011 Credit Agreement are secured by substantially all of the Company's domestic and foreign real, personal and intellectual property. The 2011 Credit Agreement contains customary events of default and covenants, including among other things, covenants that restrict but do not prevent the ability of the Company and its subsidiaries to incur certain additional indebtedness, create or permit liens on assets, pay dividends and repurchase stock, engage in mergers or acquisitions and make investments and loans. The 2011 Credit Agreement also includes certain financial covenants that must be maintained.

        The Revolver, term loan A and term loan B interest rates are tied to LIBOR or the Canadian Dealer Offered Rate ("CDOR"), plus a credit spread ranging from 225 to 300 basis points for the Revolver and term loan A, and 275 to 300 basis points on the term loan B adjusted quarterly based on the Company's total leverage ratio as defined by the 2011 Credit Agreement. The term loan B has a minimum LIBOR floor of 1.0%. The Revolver loans can be denominated in either U.S. dollars or Canadian dollars at the Company's option. The commitment fee on the unused portion of the Revolver is 0.5% per year for all pricing levels. As of December 31, 2011, the Revolver had $10.0 million in borrowings, with $71.2 million outstanding stand-by letters of credit and $293.8 million of availability for future borrowings.

        2005 Credit Agreement, as Amended    On April 1, 2011, in connection with the acquisition of Western Coal, the Company repaid all outstanding loans and accrued interest under the 2005 credit agreement, as amended ("2005 Credit Agreement") and it was simultaneously terminated. No penalties were due in connection with the repayments. As of March 31, 2011 the 2005 Credit Agreement included (1) an amortizing term loan facility ("2005 Term Loan") with an initial aggregate principal amount of $450.0 million and (2) a $300.0 million revolving credit facility ("2005 Revolver") which provided for loans and letters of credit. The 2005 Term Loan bore interest at LIBOR plus as much as 300 basis points and required quarterly principal payments of $0.4 million through October 3, 2012, at which time the remaining outstanding principal was to be due. The 2005 Revolver bore interest at LIBOR plus as much as 400 basis points and was due to mature on July 2, 2012. The commitment fee on the unused portion of the 2005 Revolver was 0.5% per year for all pricing levels. The Company's obligations under the 2005 Credit Agreement were secured by substantially all of the Company's real, personal and intellectual property.